Significant Assumptions used in Estimating the Retained Interest in Securitizations (Detail)	12 Months Ended
Mar. 31, 2010
Weighted average assumption
Prepayment speed	1.31%
Expected credit losses	0.44%
Residual cash flows discount rate	6.53%